Subsequent Events (Details)																12 Months Ended
	Apr. 17, 2024 USD ($)	Apr. 12, 2024 USD ($)	Apr. 04, 2024 CLF	Mar. 27, 2024 CLF	Mar. 26, 2024 CLF	Mar. 25, 2024 CLF	Mar. 22, 2024 CLF	Mar. 21, 2024 CLF	Mar. 15, 2024 CLF	Feb. 08, 2024 CLF	Feb. 02, 2024 HKD ($)	Jan. 31, 2024 CLF	Jan. 25, 2024 CLP ($) $ / shares shares	Jan. 16, 2024 CLF	Jan. 15, 2024 CLF	Dec. 31, 2023
Subsequent Events [Line Items]
Dividend percentage																80.00%
Dividend distribution profit percentage																65.60%
Non-adjusting events after reporting period [Member]
Subsequent Events [Line Items]
Special bond	$ 400,000	$ 250,000									$ 433,000,000
Maturity term	July 1, 2025	July 1, 2025									February 9, 2034
Average placement rate	3.02%	3.10%									4.22%
Inflation of paid capital and reserves | $													$ 223,719,568,421
Dividend price | $ / shares													$ 8.0771628686
Shares issued | shares													101,017,081,114
Non-adjusting events after reporting period [Member] | EZ Series Bond [Member]
Subsequent Events [Line Items]
Security registry number														11/ 2022	11/ 2022
Special bond														CLF 900,000	CLF 3,100,000
Maturity term														May 1, 2028	May 1, 2028
Average placement rate														3.72%	3.72%
Non-adjusting events after reporting period [Member] | CE Series Bond [Member]
Subsequent Events [Line Items]
Security registry number												11/ 2015
Special bond												CLF 600,000
Maturity term												December 1, 2031
Average placement rate												3.20%
Non-adjusting events after reporting period [Member] | CH Series Bond [Member]
Subsequent Events [Line Items]
Security registry number										11/ 2015
Special bond										CLF 200,000
Maturity term										December 1, 2032
Average placement rate										3.15%
Non-adjusting events after reporting period [Member] | FA Series Bond [Member]
Subsequent Events [Line Items]
Security registry number				11/2022		11/2022		11/2022	11/2022
Special bond				CLF 100,000		CLF 350,000		CLF 550,000	CLF 910,000
Maturity term				August 1, 2028		April 1, 2028		August 1, 2028	August 1, 2028
Average placement rate				3.24%		3.29%		3.32%	3.25%
Non-adjusting events after reporting period [Member] | EY Series Bond [Member]
Subsequent Events [Line Items]
Security registry number			11/2022				11/2022
Special bond			CLF 500,000				CLF 350,000
Maturity term			April 1, 2028				April 1, 2028
Average placement rate			3.28%				3.29%
Non-adjusting events after reporting period [Member] | GG Series Bond [Member]
Subsequent Events [Line Items]
Security registry number					11/2022
Special bond					CLF 350,000
Maturity term					May 1, 2035
Average placement rate					3.35%